Joint operations - Additional Information (Details)	Dec. 31, 2020	Feb. 07, 2020
Bottom of range [member]
Disclosure of joint operations [line items]
Percentage of interest acquired	20.00%
Top of range [member]
Disclosure of joint operations [line items]
Percentage of interest acquired	50.00%
Ecopetrol reported agreement with shell [member]
Disclosure of joint operations [line items]
Percentage of interest acquired		50.00%